Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Narrative (Details) $ / shares in Units, $ in Millions, € in Billions							3 Months Ended			6 Months Ended
		May 30, 2024 USD ($)	Apr. 09, 2024 USD ($)	Feb. 06, 2024 USD ($)	Jan. 01, 2024 USD ($)	Jan. 01, 2024 EUR (€)	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Gain/(loss) recognised on assets held for sale	[1]									$ 3,256	$ 2,130
– other reserves reclassified to income statement on disposal of a foreign operation										352
Subordinated liabilities							$ 25,510			25,510			$ 24,954
Assets held for sale							5,821			5,821			114,134
Liabilities of disposal groups held for sale							$ 5,041			5,041			$ 108,406
Ordinary shares
Disclosure of detailed information about business combination [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in USD per share) | $ / shares							$ 0.21
Retail banking operations in France
Disclosure of detailed information about business combination [line items]
Profit participation					$ 100	€ 0.1
Banking business in Canada
Disclosure of detailed information about business combination [line items]
Gain/(loss) recognised on assets held for sale										4,800
– foreign exchange losses reclassified to income statement on disposal of a foreign operation										600
– other reserves reclassified to income statement on disposal of a foreign operation										400
Banking business in Canada | Foreign exchange hedges
Disclosure of detailed information about business combination [line items]
Gain/(loss) recognised on assets held for sale								$ 300	$ (284)	255
Business in Argentina
Disclosure of detailed information about business combination [line items]
Gain/(loss) recognised on assets held for sale										(1,200)
Subordinated liabilities			$ 100
Assets held for sale							$ 5,900			5,900
Liabilities of disposal groups held for sale							4,100			4,100
Reserve of exchange differences on translation							5,000			5,000
Business in Argentina | Minimum
Disclosure of detailed information about business combination [line items]
Consideration received			$ 550
Russia disposal group
Disclosure of detailed information about business combination [line items]
– foreign exchange losses reclassified to income statement on disposal of a foreign operation		$ 100
HSBC Bank Armenia
Disclosure of detailed information about business combination [line items]
Gain/(loss) recognised on assets held for sale				$ (100)
HSBC Continental Europe | Retail banking operations in France | Loans and receivables
Disclosure of detailed information about business combination [line items]
Financial assets							$ 7,600			$ 7,600		€ 7.1
HSBC SFH (France) | HSBC Continental Europe
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary										100.00%
Credit Logement | HSBC Continental Europe
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary										3.00%
Grupo Financiero Galicia | Business in Argentina
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest, ADR (less than)			10.00%

[1]	In the first half of 2024, a gain of $4.6bn inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves recycling losses on the sale of our banking business in Canada, and an impairment loss of $1.2bn relating to the planned sale of our business in Argentina was recognised.
In the first quarter of 2023, the $2.1bn reversal of the held for sale classification was recognised relating to the sale of our retail banking operations in France.